Property, Plant and Equipment	12 Months Ended
Dec. 31, 2019
Disclosure Of Property Plant And Equipment [Abstract]
Property, Plant and Equipment
15.	PROPERTY, PLANT AND EQUIPMENT

	Land	Buildings	Building improvement	Machinery and equipment	Motor vehicle and other asset and assets under finance lease	Office equipment	Construction in progress	Total
	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000
Cost
At January 1, 2018	6,227	48,421	5,622	96,964	5,230	6,959	1,047	170,470
Additions	—	229	76	480	624	395	2,694	4,498
Disposals	—	(8)	—	(1,120)	(503)	(490)	—	(2,121)
Transfer	—	—	3	1,418	505	102	(2,028)	—
Exchange differences	(21)	(752)	14	(1,024)	(76)	(244)	(40)	(2,143)
At December 31, 2018	6,206	47,890	5,715	96,718	5,780	6,722	1,673	170,704
Effects on initial application of IFRS 16	—	—	—	—	(192)	—	—	(192)
Adjusted balance at January 1, 2019	6,206	47,890	5,715	96,718	5,588	6,722	1,673	170,512
Additions	—	7	119	292	433	315	2,240	3,406
Disposals	—	—	(4)	(2,308)	(524)	(331)	—	(3,167)
Transfer	—	(167)	746	1,748	180	139	(2,582)	64
Exchange differences	632	2,813	454	7,419	332	247	47	11,944
At December 31, 2019	6,838	50,543	7,030	103,869	6,009	7,092	1,378	182,759

	Land	Buildings	Building improvement	Machinery and equipment	Motor vehicle and other asset and assets under finance lease	Office equipment	Construction in progress	Total
Depreciation/Impairment
At January 1, 2018	—	(33,082)	(3,254)	(82,490)	(3,430)	(5,888)	—	(128,144)
Depreciation charge for the year	—	(1,164)	(296)	(2,435)	(604)	(402)	—	(4,901)
Impairment	—	—	—	(10)	—	(1)	—	(11)
Depreciation on disposals	—	6	0	1,119	503	486	—	2,114
Transfer	—	—	—	(46)	—	46	—	—
Exchange differences	—	510	(17)	914	49	200	—	1,656
At December 31, 2018	—	(33,730)	(3,567)	(82,948)	(3,482)	(5,559)	—	(129,286)
Effects on initial application of IFRS 16	—	—	—	—	126	—	—	126
Adjusted balance at January 1, 2019	—	(33,730)	(3,567)	(82,948)	(3,356)	(5,559)	—	(129,160)
Depreciation charge for the year	—	(1,044)	(338)	(2,391)	(541)	(420)	—	(4,734)
Impairment	—	—	(1)	(550)	7	(2)	—	(546)
Depreciation on disposals	—	—	4	2,274	477	329	—	3,084
Transfer	—	265	(265)	—	(64)	—	—	(64)
Exchange differences	—	(2,361)	(297)	(6,517)	(185)	(232)	—	(9,592)
At December 31, 2019	—	(36,870)	(4,464)	(90,132)	(3,662)	(5,884)	—	(141,012)

	Land	Buildings	Building improvement	Machinery and equipment	Motor vehicle and other asset and assets under finance lease	Office equipment	Construction in progress	Total
Net book value
At December 31, 2019	6,838	13,673	2,566	13,737	2,347	1,208	1,378	41,747
At December 31, 2018	6,206	14,160	2,148	13,770	2,298	1,163	1,673	41,418
At January 1, 2018	6,227	15,339	2,368	14,474	1,800	1,071	1,047	42,326

15.	PROPERTY, PLANT AND EQUIPMENT (continued)

15(a)Impairment of property, plant and equipment

In 2019, 2018 and 2017 the Company recorded an impairment loss of $546, $11 and $223 on property, plant and equipment at Shanghai Yayang, Ningbo Pacific and SFO facilities. The impairment is presented within other operating expenses in Note 7(b), and the impairment of property, plant and equipment of North Asia and Thailand segments in Note 5.

The Company performed a valuation for utilized machinery measured at fair value less costs to sell using a cost approach due to closure of the manufacturing facilities at Shanghai Yayang and Ningbo Pacific. Its fair value measurement was classified as Level 3 of the fair value hierarchy. After considering the relevant evidence, the key assumption used included replacement costs, residual value and remaining useful life of these existing assets. The impairment test revealed that the recoverable amount was lower than the carrying amount.

The Company considers the market demand for SFO’s products and performed an impairment test on the CGU composed of property, plant and equipment used in the manufacturing of fiber optic cables at SFO. The Company determined the recoverable amount of the CGU to be $0 based on the value in use. The key assumptions used in calculating the value in use included the revenue growth and a discount rate of 14.8%.

15(b)Financial leases under property, plant and equipment

The carrying value of motor vehicles under financial leases as of December 31, 2019, 2018 and 2017 were $0, $66 and $50, respectively. These assets under financial lease are pledged for financial lease liabilities (Note 25(b)).

On January 1, 2019, the Company reclassified “Lease assets” from “Property, plant and equipment” to “right-of-use assets” upon adoption of IFRS 16.  See the Note 4.1.

15(c)Pledge

Information about the property, plant and equipment that were pledged to others as collaterals is provided in Note 27(e) (i).